Property and Equipment (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Property and Equipment, Gross	$ 532,165	$ 532,165	$ 463,860
Accumulated Depreciation	(472,770)	(455,227)	(459,632)
Net Property and Equipment	59,395	76,938	4,228
Machinery and Equipment
Property and Equipment, Gross	240,295	240,295	240,295
Office Equipment
Property and Equipment, Gross	156,860	156,860	166,398
Devices
Property and Equipment, Gross	82,204	82,204	0
Software
Property and Equipment, Gross	34,528	34,528	34,528
Furniture and Fixtures Gross
Property and Equipment, Gross	16,019	16,019	20,380
Other Assets
Property and Equipment, Gross	$ 2,259	$ 2,259	$ 2,259